INFORMATION ABOUT COMPONENTS OF EQUITY	12 Months Ended
Jun. 30, 2021
INFORMATION ABOUT COMPONENTS OF EQUITY
INFORMATION ABOUT COMPONENTS OF EQUITY

11.   INFORMATION ABOUT COMPONENTS OF EQUITY

Reverse recapitalization

The merger mentioned in Note 1, was reflected as a reverse recapitalization (capital transaction) equivalent to the issuance of shares by the private company (Bioceres) for the net monetary assets of the public shell company (Union). The difference in the fair value of equity instruments retained by UAC’s  former shareholders (shares and public warrants) over the value of the net monetary assets incorporated represents a service for listing the shares and it should be accounted as a shared based payment in accordance to IFRS 2. The cost of the service was recognized as an expense in the line “Share based payment cost of listing shares” for an amount of $20.9 million.

On February 27, 2019, Union held an Extraordinary General Meeting of Shareholders, whereby holders voted in favor of the merger with Bioceres and converted 11,500,000 rights into 1,150,000 Union shares. In connection with this vote, the holders of 11,376,836 ordinary shares of UAC exercised their right to redeem their shares and collected a total amount of $117,005,196. Net process from the trust account was incorporated to the Group for a total amount of $1,083,840.

The fair value of the shares retained by UAC former shareholders was calculated based on the UAC share price as of the day of the transaction ($5.35).

Immediately following the merger, the Rizobacter Call Option was exercised. For the tranche of 9.99% (that was previously accounted as financial liability) consideration of the payment was in $1,265,000 in cash and in the form of UAC shares, pursuant to which 1,334,047 ordinary shares were issued. The difference between the fair value of the consideration paid and the financial liability was recognized in financial results as “Gain for cancellation of purchase option”.

For the tranche of an additional 20%, consideration of the payment was in the form of UAC shares, pursuant to which 3,402,688 ordinary shares were issued. The adjustment in the non-controlling interest was recorded as an equity transaction. After the Rizobacter Call Option was exercised, the total indirect ownership of BCS Holding in Rizobacter increased to 80.00% of all outstanding stock of Rizobacter.

The Group has recognized the contribution of assets and liabilities made by the shareholders (Parent company investment), until the merger was consummated, as a share premium.

Capital issued

The 27,116,174 shares issued to Bioceres LLC in exchange of its Bioceres Inc Crop Business and its equity interest in Bioceres Semillas, together with the 119,443 shares issued to exercise the Bioceres Semillas’ tag-along and the 862,500 shares received by Bioceres LLC from the original founders of Union, were considered retrospectively in issued capital based on the assumption of those events have occurred at the beginning of the earliest period presented.

On August 24, 2020, as consequence of the warrants tender offer, we issued 2,601,954 shares in exchange for the warrants tendered. See Note 7.16

On November 12, 2020, we issued 1,875,000 shares in exchange for the acquisition of assets from Arcadia. See Note 6.

In the last quarter of the fiscal year 2021, we issued 971,072 shares in reference to the share-based incentives. See Note 19.

As of June 30, 2021, we have repurchased 464,455 of our own shares and, (i) 100,000,000 ordinary shares ($0.0001 par value) authorized, (ii) 41,104,087 ordinary shares issued and outstanding, (iii) 1,000,000 preference shares ($0.0001 par value) authorized, (iv) no preference shares issued and outstanding, (v) $49.1 million of Convertible notes, and (vi) 2,032,092 ordinary shares reserved for our equity compensation plans.

Holders of the ordinary shares are entitled to one vote for each ordinary share.

Convertible notes

Convertibles notes were classified as compound instruments, a non-derivative financial instrument that contains both a liability and an equity component. The equity consideration was included in the "Convertible instruments" column. See Note 7.17

Non-controlling interests

The subsidiary whose non-controlling interest is significant as of June 30, 2021, 2020 and 2019 is:

Name	06/30/2021	06/30/2020	06/30/2019
Rizobacter Argentina S.A.	20%	20%	20%
Insumos Agroquimicos S.A.	49.9%	—	—

Below is a detail of the summarized financial information of Rizobacter and Insuagro, prepared in accordance with IFRS, and modified due to fair value adjustments at the acquisition date and differences in accounting policies. The information is presented prior to eliminations between that subsidiary and other Group companies.

Rizobacter

Summary financial statements:	06/30/2021	06/30/2020	06/30/2019
Current assets	175,827,504	148,256,827	115,546,951
Non-current assets	59,868,513	49,843,457	47,418,450
Total assets	235,696,017	198,100,284	162,965,401

Current liabilities	119,966,445	129,838,941	100,590,919
Non-current liabilities	57,480,984	32,935,399	34,788,705
Total liabilities	177,447,429	162,774,340	135,379,624

Equity attributable to controlling interest	58,246,057	35,324,227	27,584,666
Equity attributable to non-controlling interest	2,531	1,717	1,111
Total equity	58,248,588	35,325,944	27,585,777

Total liabilities and equity	235,696,017	198,100,284	162,965,401

Summary statements of comprehensive income or loss	06/30/2021	06/30/2021	06/30/2019
Revenues	189,749,478	162,404,866	156,741,933
Initial recognition and changes in the fair value of biological assets	1,552,746	716,741	—
Cost of sales	(106,636,141)	(86,533,561)	(85,287,771)
Gross margin	84,666,083	76,588,046	71,454,162

Research and development expenses	(3,208,904)	(2,689,468)	(2,367,727)
Selling, general and administrative expenses	(37,500,952)	(36,103,289)	(31,316,843)
Share of profit or loss of joint ventures and associates	481,442	1,960,549	1,071,297
Other income	507,246	(380,871)	286,626
Operating profit	44,944,915	39,374,967	39,127,515

Financial results	(11,032,748)	(30,014,131)	(24,650,359)
Profit before taxes	33,912,167	9,360,836	14,477,156

Income tax expense	(14,141,515)	(3,830,106)	(7,729,300)
Result for the year	19,770,652	5,530,730	6,747,856

Exchange differences on translation of foreign operations	1,704,590	1,281,974	17,197
Revaluation of property, plant and equipment, net of tax	(2,682,457)	3,921,091	(1,347,124)
Total comprehensive result	18,792,785	10,733,795	5,417,929

There were no dividends paid to Rizobacter non-controlling interest (NCI) in the years ended June 30, 2021, 2020 and 2019.

Insuagro

Summary statements of comprehensive income or loss (1)
06/30/2021
Revenues	7,600,041
Cost of sales	(5,886,326)
Gross margin	1,713,715

Selling, general and administrative expenses	(1,065,147)
Other income or expenses, net	18,305
Operating profit	666,873

Financial results	(961,635)
Loss before tax	(294,762)
Income tax	127,876
Loss for the period	(166,886)

Exchange differences on translation of foreign operations	180,519
Total comprehensive result	13,633

(1)	Results from 9th April 2021, the date of the acquisition of Insuagro. See note 6.